Monte Carlo Simulation Model Assumptions Used to Estimate Fair Value of Restricted Stock (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Dividend Yield	0.00%	0.00%
Risk-Free Interest Rate	1.00%	0.80%
Expected Volatility	58.60%	50.40%
Market Index	35.60%	35.30%
Expected Life	3 years	3 years
Peer Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility Rate Minimum	29.80%	28.40%
Expected Volatility Rate Maximum	85.00%	65.70%